UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended January 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	8.27%	4.26%	4.63%
Class T (incl. 4.00% sales charge) B	8.29%	4.29%	4.61%
Class B (incl. contingent deferred sales charge) C	6.99%	4.08%	4.53%
Class C (incl. contingent deferred sales charge) D	10.93%	4.31%	4.25%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 1, 2002. Returns between August 1, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to August 1, 2002 are those of Fidelity® New York Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B As of August 1, 2002, Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower.

C As of August 1, 2002, Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D As of August 1, 2002, Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity New York Municipal Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to August 1, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New York Municipal Income Fund - Class A on January 31, 2002, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Class A took place on August 1, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a double-digit return for the 12 months ending January 31, 2012, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 14.10%, significantly outpacing the 8.66% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. From the outset of the period, munis began what ultimately proved to be a virtually uninterrupted year-long rally. Demand for munis surged, as predicted widespread defaults didn't materialize and the fiscal health of issuers improved. Munis gathered additional strength in the summer of 2011, when a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand, as U.S. investors sought haven against global economic uncertainty. The muni rally stalled somewhat in October and November, due in part to proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. The market staged a strong rebound in December, and January was even better because subdued issuance of new bonds - characteristic of the entire period - was met with robust demand, as proceeds from munis maturing at the end of 2011, as well as coupon payments, resulted in a wave of cash coming into the market.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor® New York Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 12.79%, 12.81%, 11.99% and 11.93%, respectively (excluding sales charges), while the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index rose 14.63%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of its yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers due to strong demand. An overweighting in bonds that were candidates for refunding hurt, because the group didn't fare as well as I had hoped given that they typically had shorter maturities and were callable. In contrast, out-of-benchmark exposure to Puerto Rico bonds was a plus. These securities outperformed, as investors sought the bonds' high yields and triple-tax-exempt benefits amid an improving fiscal outlook for the U.S. territory.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,069.70	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.72%
Actual		$ 1,000.00	$ 1,069.90	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class B	1.38%
Actual		$ 1,000.00	$ 1,065.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,065.70	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,071.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,071.00	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.1	24.2
Special Tax	22.8	21.9
Transportation	13.3	12.9
Education	10.7	12.8
Water & Sewer	10.3	10.0
Weighted Average Maturity as of January 31, 2012
		6 months ago
Years	5.4	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	7.2	8.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
AAA 15.1%	AAA 15.2%
AA,A 75.1%	AA,A 75.4%
BBB 5.5%	BBB 5.0%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.4%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
New York - 90.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,334
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,502
5% 12/1/22	1,000	1,235
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	509
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100)	8,940	9,062
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100)	1,400	1,419
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100)	1,755	1,779
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	4,900	4,967
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100)	1,000	1,014
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,520
5.75% 5/1/19 (FSA Insured)	5,000	5,436
5.75% 5/1/23 (FSA Insured)	9,620	10,364
5.75% 5/1/25 (FSA Insured)	2,000	2,151
5.75% 5/1/26 (FSA Insured)	8,985	9,645
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,807
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,168
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,068
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,560
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,075
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,777
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,000
5% 2/1/14	1,035	1,102
Series 2009 B, 5.25% 2/1/39	1,200	1,292
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,157
5.25% 7/1/18	1,090	1,243
5.25% 7/1/19	1,100	1,256
5.75% 7/1/39	6,500	6,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	$ 10,000	$ 11,291
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	910
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,195
Series 2006 E, 5% 12/1/17	10,000	11,665
Series 2009 A:
5.75% 4/1/39	6,500	7,454
6.25% 4/1/33	1,655	1,975
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,686
5% 7/1/25	1,000	1,199
5% 7/1/26	1,150	1,368
5% 7/1/27	1,630	1,920
5% 7/1/28	1,015	1,195
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,065
5.75% 7/1/31	3,025	3,091
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,065
5.5% 7/1/23	5,000	5,103
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,234
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,020
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,737
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,737
5% 7/1/22	5,500	6,386
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,548
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	48
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 O, 5% 6/1/22	$ 5,000	$ 5,628
Series 2006 A, 5% 8/1/19	3,000	3,410
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,757
Series 2008 A1, 5.25% 8/15/27	15,000	17,750
Series 2008 D1, 5.125% 12/1/23	5,000	5,882
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,811
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,997
5.25% 11/1/37	9,590	9,794
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,048
Series 2002 A, 5.125% 6/15/34	16,500	16,732
Series 2003 A, 5.125% 6/15/34	4,200	4,259
Series 2003 E, 5% 6/15/34	2,000	2,087
Series 2005 D:
5% 6/15/37	16,090	17,522
5% 6/15/38	20,050	21,821
5% 6/15/39	3,755	4,085
5% 6/15/39	2,800	3,046
Series 2007 DD:
4.75% 6/15/35	3,000	3,196
4.75% 6/15/36	1,000	1,062
Series 2008 AA, 5% 6/15/27	10,000	11,291
Series 2009 A, 5.75% 6/15/40	10,025	11,713
Series 2009 DD, 6% 6/15/40	1,115	1,319
Series 2009 EE, 5.25% 6/15/40	8,500	9,499
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,629
Series 2009 GG, 5.25% 6/15/40	10,000	11,176
Series 2009 GG1, 5.25% 6/15/32	5,000	5,753
Series 2011 EE:
5.375% 6/15/40	2,310	2,659
5.375% 6/15/43	11,400	13,064
5.5% 6/15/43	4,375	5,073
Series 2012 CC, 5% 6/15/45	5,000	5,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,189
Series 2008 S1, 5% 1/15/34	10,000	10,822
Series 2009 S1:
5.5% 7/15/31	5,000	5,788
5.5% 7/15/38	2,900	3,232
5.625% 7/15/38	2,900	3,271
Series 2009 S2, 6% 7/15/38	7,500	8,739
Series 2009 S3:
5.25% 1/15/26	1,000	1,181
5.25% 1/15/39	3,400	3,729
5.375% 1/15/34	13,435	15,056
Series 2009 S4:
5.5% 1/15/34	1,000	1,148
5.5% 1/15/39	6,700	7,494
5.75% 1/15/39	2,900	3,297
Series 2009 S5, 5.25% 1/15/39	10,180	11,165
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,077
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,920
Series 2003 D, 5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100)	9,385	9,856
Series 2004 B, 5% 8/1/32	5,000	5,208
Series 2004 C:
5% 2/1/28	15,000	16,049
5% 2/1/33 (FGIC Insured)	7,350	7,778
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	6,997
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,145
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100)	7,050	7,400
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	4,185	4,393
5% 2/1/31	19,515	20,079
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	534
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	3,015
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,836
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,230
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	4,000	4,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	$ 30,000	$ 31,010
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,045
5% 12/15/31	10,000	11,119
Series 2006 D:
5% 3/15/20	3,500	4,097
5% 3/15/36	3,320	3,573
Series 2007 A:
5% 3/15/32	3,700	4,056
5% 3/15/37	1,700	1,824
Series 2008 A, 5% 3/15/24	5,000	5,875
Series 2008 B:
5.25% 3/15/38	1,500	1,684
5.75% 3/15/36	10,500	12,294
Series 2009 A:
5% 2/15/34	15,500	17,234
5% 2/15/39	20,355	22,363
5.25% 2/15/23	7,940	9,766
Series 2011 A, 5% 3/15/21	10,000	12,670
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,524
5.75% 7/1/13 (AMBAC Insured)	1,705	1,774
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,114
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,113
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,358
5% 7/1/37	6,000	6,716
Series 2009 A:
5% 7/1/22	445	533
5% 7/1/23	1,315	1,567
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,258
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,050
5% 7/1/17	2,080	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,115	$ 5,516
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,110
5.5% 5/15/21 (AMBAC Insured)	10,000	12,481
5.5% 5/15/28	2,700	3,475
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,465
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,033
5% 7/1/14	1,510	1,637
5% 7/1/16	1,130	1,283
5% 7/1/20	5,435	5,944
Series 2007 A, 5% 7/1/12	1,530	1,555
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,373
6% 7/1/40	4,000	4,372
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,036
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	758
5.5% 7/1/19 (AMBAC Insured)	1,705	1,711
5.5% 7/1/20 (AMBAC Insured)	860	863
Series 2008 A, 5.25% 7/1/48	11,930	13,069
Series 2008 B, 5.25% 7/1/48	8,000	8,764
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,035
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,272
5% 5/1/21	1,315	1,473
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,677
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,185
6.125% 12/1/29	1,000	1,044
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/21	$ 1,500	$ 1,779
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,643
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,175
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,526
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,684
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	516
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,385
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,045
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,535
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,748
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,325
5.5% 3/1/39	2,500	2,742
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,442
5% 7/1/39	19,005	20,052
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,771
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,213
6% 7/1/16	1,230	1,283
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Bonds Series 2002 B, 6%, tender 5/15/12 (b)	11,000	11,176
Series 1:
4% 7/1/21 (a)	1,000	1,146
5% 7/1/21 (a)	1,000	1,230
5% 7/1/23 (a)	1,350	1,638
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	31,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,874
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,753
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,683
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,914
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,003
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,269
Series 2010 A:
5% 7/1/19	1,500	1,715
5% 7/1/21	7,000	7,967
5% 7/1/22	6,000	6,748
Series 2010, 5% 7/1/41	12,000	13,497
Series 2011 A:
5% 5/1/18	1,000	1,172
5% 5/1/20	5,590	6,653
5% 5/1/21	3,140	3,744
5% 5/1/22	2,350	2,766
Series A, 5.75% 7/1/18	5,000	5,768
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	509
Series 2002 D, 5.125% 6/15/31	6,900	6,988
Series 2003 I, 5% 6/15/24	2,000	2,114
Series 2004 F, 5% 6/15/34	4,825	5,180
Series 2004 D, 5% 2/15/34	12,150	13,105
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	760	778
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,913
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	10,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	$ 13,575	$ 14,115
Series 2009 A:
5.5% 11/15/39	10,400	11,533
5.625% 11/15/39	6,000	6,698
Series 2009 B, 5% 11/15/34	19,560	21,740
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,405
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	6,251
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,272
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,473
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,444
Series 2005 G, 5% 11/15/21	3,200	3,802
Series 2007 B:
5% 11/15/26	8,185	9,066
5% 11/15/28	2,235	2,443
Series 2008 A, 5.25% 11/15/36	15,000	16,192
Series 2008 C, 6.5% 11/15/28	9,670	11,920
Series 2011 A:
5% 11/15/18	1,000	1,196
5% 11/15/22	1,500	1,785
Series 2011 D:
5% 11/15/20	2,000	2,397
5% 11/15/24	6,590	7,718
5% 11/15/25	5,000	5,847
5.5% 11/15/18	2,000	2,326
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,590
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,795
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,851
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,782
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,031
5.25% 1/1/27	6,570	7,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,650
5% 1/1/25	13,000	14,821
5% 1/1/26	4,000	4,556
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,132
5.5% 4/1/20 (AMBAC Insured)	27,375	35,249
Series 2007 B, 5% 4/1/27	6,750	7,571
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,935
5.25% 3/15/25	8,000	9,426
5.25% 3/15/26	12,080	14,184
Series 2010 A, 5% 3/15/21	10,000	12,534
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,891
Series 2011 A2:
5% 4/1/21	2,385	2,983
5% 4/1/23	6,000	7,292
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,647
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,294
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,169
5% 1/1/24 (FSA Insured)	5,975	6,933
Series 2011 A, 5% 3/15/22	10,000	12,527
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	115
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,357
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	$ 5,000	$ 5,577
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	707
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,118
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,491
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,145
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,458
5.25% 6/1/22 (AMBAC Insured)	8,070	8,519
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,052
5.5% 6/1/19	4,600	4,922
Series 2003 B, 5.5% 6/1/18	1,250	1,272
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,550	2,594
Series 2003B 1C:
5.5% 6/1/19	13,620	14,575
5.5% 6/1/20	16,000	17,097
5.5% 6/1/21	12,070	12,879
5.5% 6/1/22	9,700	10,332
Series 2011, 5% 6/1/16	16,215	18,709
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,846
Series 2007 A, 5% 11/15/27	6,410	7,316
Series 2008 A:
5% 11/15/37	22,500	25,141
5.25% 11/15/38	14,500	16,391
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,524
5.125% 9/1/40	8,055	8,623
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,254
6% 6/1/41	5,000	5,383
		1,768,747
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,952
141st Series:
5% 9/1/18 (c)	6,045	6,708
5% 9/1/21 (CIFG North America Insured) (c)	4,600	5,009
147th Series, 5% 10/15/17 (c)	5,000	5,799
163rd Series, 5% 7/15/35	25,000	28,111
166th Series, 5% 1/15/41	5,400	6,044
85th Series, 5.375% 3/1/28	6,280	8,043
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,537
		73,214
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,111
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,128
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,702
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,707
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,582
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,144
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,140
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	6,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 259
0% 8/1/47 (AMBAC Insured)	2,400	333
Series 2009 A, 6% 8/1/42	2,900	3,268
		29,001
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,454
5% 10/1/17	2,750	3,065
		7,519
TOTAL MUNICIPAL BONDS (Cost $1,746,790)		1,878,481
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $5,422)	5,400	5,435
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,752,212)		1,883,916
NET OTHER ASSETS (LIABILITIES) - 3.4%		66,662
NET ASSETS - 100%		$ 1,950,578
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.1%
Special Tax	22.8%
Transportation	13.3%
Education	10.7%
Water & Sewer	10.3%
Other	6.4%
Health Care	5.7%
Others* (Individually Less Than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,752,212)		$ 1,883,916
Cash		52,323
Receivable for fund shares sold		2,796
Interest receivable		19,249
Prepaid expenses		3
Other receivables		3
Total assets		1,958,290

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,941
Payable for fund shares redeemed	1,186
Distributions payable	1,618
Accrued management fee	586
Distribution and service plan fees payable	41
Other affiliated payables	289
Other payables and accrued expenses	51
Total liabilities		7,712

Net Assets		$ 1,950,578
Net Assets consist of:
Paid in capital		$ 1,819,946
Distributions in excess of net investment income		(2,538)
Accumulated undistributed net realized gain (loss) on investments		1,466
Net unrealized appreciation (depreciation) on investments		131,704
Net Assets		$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,005 ÷ 3,171.9 shares)	$ 13.56

Maximum offering price per share (100/96.00 of $13.56)	$ 14.12
Class T: Net Asset Value and redemption price per share ($8,688 ÷ 640.2 shares)	$ 13.57

Maximum offering price per share (100/96.00 of $13.57)	$ 14.14
Class B: Net Asset Value and offering price per share ($3,607 ÷ 266.2 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($34,329 ÷ 2,532.0 shares)A	$ 13.56

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,844,731 ÷ 136,017.3 shares)	$ 13.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,218 ÷ 1,197.0 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2012

Investment Income
Interest		$ 73,395

Expenses
Management fee	$ 6,541
Transfer agent fees	1,320
Distribution and service plan fees	464
Accounting fees and expenses	331
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	82
Audit	55
Legal	9
Miscellaneous	17
Total expenses before reductions	8,847
Expense reductions	(15)	8,832
Net investment income (loss)		64,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,735
Change in net unrealized appreciation (depreciation) on investment securities		154,364
Net gain (loss)		156,099
Net increase (decrease) in net assets resulting from operations		$ 220,662

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,563	$ 72,358
Net realized gain (loss)	1,735	6,167
Change in net unrealized appreciation (depreciation)	154,364	(58,519)
Net increase (decrease) in net assets resulting from operations	220,662	20,006
Distributions to shareholders from net investment income	(67,040)	(72,377)
Distributions to shareholders from net realized gain	(4,341)	(296)
Total distributions	(71,381)	(72,673)
Share transactions - net increase (decrease)	105,832	(81,293)
Redemption fees	24	32
Total increase (decrease) in net assets	255,137	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including distributions in excess of net investment income of $2,538 and undistributed net investment income of $84, respectively)	$ 1,950,578	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.521)	.134
Total from investment operations	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) C	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	1.130	(.348)	.561	(.520)	.134
Total from investment operations	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return A,B	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	1.121	(.347)	.571	(.533)	.134
Total from investment operations	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return A,B	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets D
Expenses before reductions	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.522)	.134
Total from investment operations	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) B	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	1.120	(.338)	.560	(.533)	.134
Total from investment operations	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return A	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) B	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	1.130	(.347)	.561	(.527)	.133
Total from investment operations	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return A	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,075
Gross unrealized depreciation	(345)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,730

Tax Cost	$ 1,752,186

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 1,395
Net unrealized appreciation (depreciation)	$ 131,730

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 67,040	$ 72,377
Long-term Capital Gains	4,341	296
Total	$ 71,381	$ 72,673

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $243,538 and $183,926, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 91	$ 4
Class T	-%	.25%	20	-
Class B	.65%	.25%	34	25
Class C	.75%	.25%	319	59
			$ 464	$ 88

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	5
Class B*	6
Class C *	2
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41.11
Class T	7.08
Class B	4.10
Class C	43.14
New York Municipal Income	1,205.07
Institutional Class	20.14
	$ 1,320

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser

Class C	1.55%	$ 2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars.

** Effective April 1, 2011 the expense limitation were discontinued.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2012	2011
From net investment income
Class A	$ 1,262	$ 1,295
Class T	282	328
Class B	109	145
Class C	866	903
New York Municipal Income	64,000	69,168
Institutional Class	521	538
Total	$ 67,040	$ 72,377

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders - continued

Years ended January 31,	2012	2011
From net realized gain
Class A	$ 85	$ 6
Class T	20	1
Class B	10	1
Class C	78	5
New York Municipal Income	4,114	280
Institutional Class	34	3
Total	$ 4,341	$ 296

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Class A
Shares sold	946	843	$ 12,308	$ 10,950
Reinvestment of distributions	69	67	896	864
Shares redeemed	(526)	(987)	(6,767)	(12,753)
Net increase (decrease)	489	(77)	$ 6,437	$ (939)
Class T
Shares sold	85	170	$ 1,135	$ 2,210
Reinvestment of distributions	18	20	228	257
Shares redeemed	(117)	(199)	(1,504)	(2,571)
Net increase (decrease)	(14)	(9)	$ (141)	$ (104)
Class B
Shares sold	6	40	$ 79	$ 515
Reinvestment of distributions	5	7	67	90
Shares redeemed	(79)	(194)	(1,014)	(2,513)
Net increase (decrease)	(68)	(147)	$ (868)	$ (1,908)
Class C
Shares sold	479	721	$ 6,219	$ 9,405
Reinvestment of distributions	40	39	521	501
Shares redeemed	(533)	(487)	(6,833)	(6,281)
Net increase (decrease)	(14)	273	$ (93)	$ 3,625
New York Municipal Income
Shares sold	25,101	27,629	$ 324,712	$ 358,403
Reinvestment of distributions	3,806	4,003	49,276	52,003
Shares redeemed	(21,372)	(38,771)	(274,892)	(496,938)
Net increase (decrease)	7,535	(7,139)	$ 99,096	$ (86,532)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Institutional Class
Shares sold	304	713	$ 3,957	$ 9,276
Reinvestment of distributions	21	20	269	258
Shares redeemed	(221)	(392)	(2,825)	(4,969)
Net increase (decrease)	104	341	$ 1,401	$ 4,565

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	03/12/2012	03/09/2012	$0.011
Class T	03/12/2012	03/09/2012	$0.011
Class B	03/12/2012	03/09/2012	$0.011
Class C	03/12/2012	03/09/2012	$0.011

The fund hereby designates as a capital gain dividend with the respect to the taxable year end January 31, 2012, $1,771,074 or if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 2.21% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNM-UANN-0312
1.789705.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Institutional Class

Annual Report

January 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely

(Chairman's signature appears here),

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	13.05%	5.36%	5.26%

A The initial offering of Institutional Class shares took place on August 1, 2002. Returns prior to August 1, 2002 are those of Fidelity® New York Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New York Municipal Income Fund - Institutional Class on January 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on August 1, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a double-digit return for the 12 months ending January 31, 2012, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 14.10%, significantly outpacing the 8.66% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. From the outset of the period, munis began what ultimately proved to be a virtually uninterrupted year-long rally. Demand for munis surged, as predicted widespread defaults didn't materialize and the fiscal health of issuers improved. Munis gathered additional strength in the summer of 2011, when a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand, as U.S. investors sought haven against global economic uncertainty. The muni rally stalled somewhat in October and November, due in part to proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. The market staged a strong rebound in December, and January was even better because subdued issuance of new bonds - characteristic of the entire period - was met with robust demand, as proceeds from munis maturing at the end of 2011, as well as coupon payments, resulted in a wave of cash coming into the market.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor® New York Municipal Income Fund: For the year, the fund's Institutional Class shares returned 13.05%, while the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index rose 14.63%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of its yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers due to strong demand. An overweighting in bonds that were candidates for refunding hurt, because the group didn't fare as well as I had hoped given that they typically had shorter maturities and were callable. In contrast, out-of-benchmark exposure to Puerto Rico bonds was a plus. These securities outperformed, as investors sought the bonds' high yields and triple-tax-exempt benefits amid an improving fiscal outlook for the U.S. territory.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,069.70	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.72%
Actual		$ 1,000.00	$ 1,069.90	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class B	1.38%
Actual		$ 1,000.00	$ 1,065.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,065.70	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,071.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,071.00	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.1	24.2
Special Tax	22.8	21.9
Transportation	13.3	12.9
Education	10.7	12.8
Water & Sewer	10.3	10.0
Weighted Average Maturity as of January 31, 2012
		6 months ago
Years	5.4	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	7.2	8.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
AAA 15.1%	AAA 15.2%
AA,A 75.1%	AA,A 75.4%
BBB 5.5%	BBB 5.0%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.4%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
New York - 90.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,334
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,502
5% 12/1/22	1,000	1,235
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	509
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100)	8,940	9,062
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100)	1,400	1,419
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100)	1,755	1,779
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	4,900	4,967
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100)	1,000	1,014
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,520
5.75% 5/1/19 (FSA Insured)	5,000	5,436
5.75% 5/1/23 (FSA Insured)	9,620	10,364
5.75% 5/1/25 (FSA Insured)	2,000	2,151
5.75% 5/1/26 (FSA Insured)	8,985	9,645
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,807
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,168
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,068
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,560
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,075
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,777
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,000
5% 2/1/14	1,035	1,102
Series 2009 B, 5.25% 2/1/39	1,200	1,292
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,157
5.25% 7/1/18	1,090	1,243
5.25% 7/1/19	1,100	1,256
5.75% 7/1/39	6,500	6,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	$ 10,000	$ 11,291
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	910
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,195
Series 2006 E, 5% 12/1/17	10,000	11,665
Series 2009 A:
5.75% 4/1/39	6,500	7,454
6.25% 4/1/33	1,655	1,975
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,686
5% 7/1/25	1,000	1,199
5% 7/1/26	1,150	1,368
5% 7/1/27	1,630	1,920
5% 7/1/28	1,015	1,195
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,065
5.75% 7/1/31	3,025	3,091
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,065
5.5% 7/1/23	5,000	5,103
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,234
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,020
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,737
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,737
5% 7/1/22	5,500	6,386
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,548
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	48
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 O, 5% 6/1/22	$ 5,000	$ 5,628
Series 2006 A, 5% 8/1/19	3,000	3,410
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,757
Series 2008 A1, 5.25% 8/15/27	15,000	17,750
Series 2008 D1, 5.125% 12/1/23	5,000	5,882
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,811
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,997
5.25% 11/1/37	9,590	9,794
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,048
Series 2002 A, 5.125% 6/15/34	16,500	16,732
Series 2003 A, 5.125% 6/15/34	4,200	4,259
Series 2003 E, 5% 6/15/34	2,000	2,087
Series 2005 D:
5% 6/15/37	16,090	17,522
5% 6/15/38	20,050	21,821
5% 6/15/39	3,755	4,085
5% 6/15/39	2,800	3,046
Series 2007 DD:
4.75% 6/15/35	3,000	3,196
4.75% 6/15/36	1,000	1,062
Series 2008 AA, 5% 6/15/27	10,000	11,291
Series 2009 A, 5.75% 6/15/40	10,025	11,713
Series 2009 DD, 6% 6/15/40	1,115	1,319
Series 2009 EE, 5.25% 6/15/40	8,500	9,499
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,629
Series 2009 GG, 5.25% 6/15/40	10,000	11,176
Series 2009 GG1, 5.25% 6/15/32	5,000	5,753
Series 2011 EE:
5.375% 6/15/40	2,310	2,659
5.375% 6/15/43	11,400	13,064
5.5% 6/15/43	4,375	5,073
Series 2012 CC, 5% 6/15/45	5,000	5,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,189
Series 2008 S1, 5% 1/15/34	10,000	10,822
Series 2009 S1:
5.5% 7/15/31	5,000	5,788
5.5% 7/15/38	2,900	3,232
5.625% 7/15/38	2,900	3,271
Series 2009 S2, 6% 7/15/38	7,500	8,739
Series 2009 S3:
5.25% 1/15/26	1,000	1,181
5.25% 1/15/39	3,400	3,729
5.375% 1/15/34	13,435	15,056
Series 2009 S4:
5.5% 1/15/34	1,000	1,148
5.5% 1/15/39	6,700	7,494
5.75% 1/15/39	2,900	3,297
Series 2009 S5, 5.25% 1/15/39	10,180	11,165
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,077
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,920
Series 2003 D, 5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100)	9,385	9,856
Series 2004 B, 5% 8/1/32	5,000	5,208
Series 2004 C:
5% 2/1/28	15,000	16,049
5% 2/1/33 (FGIC Insured)	7,350	7,778
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	6,997
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,145
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100)	7,050	7,400
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	4,185	4,393
5% 2/1/31	19,515	20,079
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	534
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	3,015
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,836
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,230
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	4,000	4,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	$ 30,000	$ 31,010
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,045
5% 12/15/31	10,000	11,119
Series 2006 D:
5% 3/15/20	3,500	4,097
5% 3/15/36	3,320	3,573
Series 2007 A:
5% 3/15/32	3,700	4,056
5% 3/15/37	1,700	1,824
Series 2008 A, 5% 3/15/24	5,000	5,875
Series 2008 B:
5.25% 3/15/38	1,500	1,684
5.75% 3/15/36	10,500	12,294
Series 2009 A:
5% 2/15/34	15,500	17,234
5% 2/15/39	20,355	22,363
5.25% 2/15/23	7,940	9,766
Series 2011 A, 5% 3/15/21	10,000	12,670
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,524
5.75% 7/1/13 (AMBAC Insured)	1,705	1,774
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,114
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,113
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,358
5% 7/1/37	6,000	6,716
Series 2009 A:
5% 7/1/22	445	533
5% 7/1/23	1,315	1,567
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,258
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,050
5% 7/1/17	2,080	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,115	$ 5,516
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,110
5.5% 5/15/21 (AMBAC Insured)	10,000	12,481
5.5% 5/15/28	2,700	3,475
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,465
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,033
5% 7/1/14	1,510	1,637
5% 7/1/16	1,130	1,283
5% 7/1/20	5,435	5,944
Series 2007 A, 5% 7/1/12	1,530	1,555
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,373
6% 7/1/40	4,000	4,372
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,036
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	758
5.5% 7/1/19 (AMBAC Insured)	1,705	1,711
5.5% 7/1/20 (AMBAC Insured)	860	863
Series 2008 A, 5.25% 7/1/48	11,930	13,069
Series 2008 B, 5.25% 7/1/48	8,000	8,764
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,035
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,272
5% 5/1/21	1,315	1,473
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,677
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,185
6.125% 12/1/29	1,000	1,044
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/21	$ 1,500	$ 1,779
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,643
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,175
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,526
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,684
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	516
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,385
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,045
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,535
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,748
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,325
5.5% 3/1/39	2,500	2,742
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,442
5% 7/1/39	19,005	20,052
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,771
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,213
6% 7/1/16	1,230	1,283
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Bonds Series 2002 B, 6%, tender 5/15/12 (b)	11,000	11,176
Series 1:
4% 7/1/21 (a)	1,000	1,146
5% 7/1/21 (a)	1,000	1,230
5% 7/1/23 (a)	1,350	1,638
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	31,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,874
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,753
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,683
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,914
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,003
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,269
Series 2010 A:
5% 7/1/19	1,500	1,715
5% 7/1/21	7,000	7,967
5% 7/1/22	6,000	6,748
Series 2010, 5% 7/1/41	12,000	13,497
Series 2011 A:
5% 5/1/18	1,000	1,172
5% 5/1/20	5,590	6,653
5% 5/1/21	3,140	3,744
5% 5/1/22	2,350	2,766
Series A, 5.75% 7/1/18	5,000	5,768
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	509
Series 2002 D, 5.125% 6/15/31	6,900	6,988
Series 2003 I, 5% 6/15/24	2,000	2,114
Series 2004 F, 5% 6/15/34	4,825	5,180
Series 2004 D, 5% 2/15/34	12,150	13,105
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	760	778
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,913
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	10,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	$ 13,575	$ 14,115
Series 2009 A:
5.5% 11/15/39	10,400	11,533
5.625% 11/15/39	6,000	6,698
Series 2009 B, 5% 11/15/34	19,560	21,740
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,405
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	6,251
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,272
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,473
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,444
Series 2005 G, 5% 11/15/21	3,200	3,802
Series 2007 B:
5% 11/15/26	8,185	9,066
5% 11/15/28	2,235	2,443
Series 2008 A, 5.25% 11/15/36	15,000	16,192
Series 2008 C, 6.5% 11/15/28	9,670	11,920
Series 2011 A:
5% 11/15/18	1,000	1,196
5% 11/15/22	1,500	1,785
Series 2011 D:
5% 11/15/20	2,000	2,397
5% 11/15/24	6,590	7,718
5% 11/15/25	5,000	5,847
5.5% 11/15/18	2,000	2,326
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,590
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,795
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,851
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,782
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,031
5.25% 1/1/27	6,570	7,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,650
5% 1/1/25	13,000	14,821
5% 1/1/26	4,000	4,556
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,132
5.5% 4/1/20 (AMBAC Insured)	27,375	35,249
Series 2007 B, 5% 4/1/27	6,750	7,571
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,935
5.25% 3/15/25	8,000	9,426
5.25% 3/15/26	12,080	14,184
Series 2010 A, 5% 3/15/21	10,000	12,534
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,891
Series 2011 A2:
5% 4/1/21	2,385	2,983
5% 4/1/23	6,000	7,292
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,647
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,294
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,169
5% 1/1/24 (FSA Insured)	5,975	6,933
Series 2011 A, 5% 3/15/22	10,000	12,527
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	115
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,357
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	$ 5,000	$ 5,577
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	707
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,118
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,491
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,145
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,458
5.25% 6/1/22 (AMBAC Insured)	8,070	8,519
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,052
5.5% 6/1/19	4,600	4,922
Series 2003 B, 5.5% 6/1/18	1,250	1,272
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,550	2,594
Series 2003B 1C:
5.5% 6/1/19	13,620	14,575
5.5% 6/1/20	16,000	17,097
5.5% 6/1/21	12,070	12,879
5.5% 6/1/22	9,700	10,332
Series 2011, 5% 6/1/16	16,215	18,709
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,846
Series 2007 A, 5% 11/15/27	6,410	7,316
Series 2008 A:
5% 11/15/37	22,500	25,141
5.25% 11/15/38	14,500	16,391
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,524
5.125% 9/1/40	8,055	8,623
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,254
6% 6/1/41	5,000	5,383
		1,768,747
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,952
141st Series:
5% 9/1/18 (c)	6,045	6,708
5% 9/1/21 (CIFG North America Insured) (c)	4,600	5,009
147th Series, 5% 10/15/17 (c)	5,000	5,799
163rd Series, 5% 7/15/35	25,000	28,111
166th Series, 5% 1/15/41	5,400	6,044
85th Series, 5.375% 3/1/28	6,280	8,043
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,537
		73,214
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,111
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,128
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,702
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,707
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,582
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,144
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,140
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	6,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 259
0% 8/1/47 (AMBAC Insured)	2,400	333
Series 2009 A, 6% 8/1/42	2,900	3,268
		29,001
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,454
5% 10/1/17	2,750	3,065
		7,519
TOTAL MUNICIPAL BONDS (Cost $1,746,790)		1,878,481
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $5,422)	5,400	5,435
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,752,212)		1,883,916
NET OTHER ASSETS (LIABILITIES) - 3.4%		66,662
NET ASSETS - 100%		$ 1,950,578
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.1%
Special Tax	22.8%
Transportation	13.3%
Education	10.7%
Water & Sewer	10.3%
Other	6.4%
Health Care	5.7%
Others* (Individually Less Than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,752,212)		$ 1,883,916
Cash		52,323
Receivable for fund shares sold		2,796
Interest receivable		19,249
Prepaid expenses		3
Other receivables		3
Total assets		1,958,290

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,941
Payable for fund shares redeemed	1,186
Distributions payable	1,618
Accrued management fee	586
Distribution and service plan fees payable	41
Other affiliated payables	289
Other payables and accrued expenses	51
Total liabilities		7,712

Net Assets		$ 1,950,578
Net Assets consist of:
Paid in capital		$ 1,819,946
Distributions in excess of net investment income		(2,538)
Accumulated undistributed net realized gain (loss) on investments		1,466
Net unrealized appreciation (depreciation) on investments		131,704
Net Assets		$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,005 ÷ 3,171.9 shares)	$ 13.56

Maximum offering price per share (100/96.00 of $13.56)	$ 14.12
Class T: Net Asset Value and redemption price per share ($8,688 ÷ 640.2 shares)	$ 13.57

Maximum offering price per share (100/96.00 of $13.57)	$ 14.14
Class B: Net Asset Value and offering price per share ($3,607 ÷ 266.2 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($34,329 ÷ 2,532.0 shares)A	$ 13.56

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,844,731 ÷ 136,017.3 shares)	$ 13.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,218 ÷ 1,197.0 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2012

Investment Income
Interest		$ 73,395

Expenses
Management fee	$ 6,541
Transfer agent fees	1,320
Distribution and service plan fees	464
Accounting fees and expenses	331
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	82
Audit	55
Legal	9
Miscellaneous	17
Total expenses before reductions	8,847
Expense reductions	(15)	8,832
Net investment income (loss)		64,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,735
Change in net unrealized appreciation (depreciation) on investment securities		154,364
Net gain (loss)		156,099
Net increase (decrease) in net assets resulting from operations		$ 220,662

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,563	$ 72,358
Net realized gain (loss)	1,735	6,167
Change in net unrealized appreciation (depreciation)	154,364	(58,519)
Net increase (decrease) in net assets resulting from operations	220,662	20,006
Distributions to shareholders from net investment income	(67,040)	(72,377)
Distributions to shareholders from net realized gain	(4,341)	(296)
Total distributions	(71,381)	(72,673)
Share transactions - net increase (decrease)	105,832	(81,293)
Redemption fees	24	32
Total increase (decrease) in net assets	255,137	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including distributions in excess of net investment income of $2,538 and undistributed net investment income of $84, respectively)	$ 1,950,578	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.521)	.134
Total from investment operations	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) C	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	1.130	(.348)	.561	(.520)	.134
Total from investment operations	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return A,B	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	1.121	(.347)	.571	(.533)	.134
Total from investment operations	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return A,B	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets D
Expenses before reductions	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.522)	.134
Total from investment operations	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) B	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	1.120	(.338)	.560	(.533)	.134
Total from investment operations	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return A	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) B	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	1.130	(.347)	.561	(.527)	.133
Total from investment operations	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return A	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,075
Gross unrealized depreciation	(345)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,730

Tax Cost	$ 1,752,186

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 1,395
Net unrealized appreciation (depreciation)	$ 131,730

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 67,040	$ 72,377
Long-term Capital Gains	4,341	296
Total	$ 71,381	$ 72,673

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $243,538 and $183,926, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 91	$ 4
Class T	-%	.25%	20	-
Class B	.65%	.25%	34	25
Class C	.75%	.25%	319	59
			$ 464	$ 88

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	5
Class B*	6
Class C *	2
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41.11
Class T	7.08
Class B	4.10
Class C	43.14
New York Municipal Income	1,205.07
Institutional Class	20.14
	$ 1,320

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser

Class C	1.55%	$ 2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars.

** Effective April 1, 2011 the expense limitation were discontinued.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2012	2011
From net investment income
Class A	$ 1,262	$ 1,295
Class T	282	328
Class B	109	145
Class C	866	903
New York Municipal Income	64,000	69,168
Institutional Class	521	538
Total	$ 67,040	$ 72,377

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders - continued

Years ended January 31,	2012	2011
From net realized gain
Class A	$ 85	$ 6
Class T	20	1
Class B	10	1
Class C	78	5
New York Municipal Income	4,114	280
Institutional Class	34	3
Total	$ 4,341	$ 296

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Class A
Shares sold	946	843	$ 12,308	$ 10,950
Reinvestment of distributions	69	67	896	864
Shares redeemed	(526)	(987)	(6,767)	(12,753)
Net increase (decrease)	489	(77)	$ 6,437	$ (939)
Class T
Shares sold	85	170	$ 1,135	$ 2,210
Reinvestment of distributions	18	20	228	257
Shares redeemed	(117)	(199)	(1,504)	(2,571)
Net increase (decrease)	(14)	(9)	$ (141)	$ (104)
Class B
Shares sold	6	40	$ 79	$ 515
Reinvestment of distributions	5	7	67	90
Shares redeemed	(79)	(194)	(1,014)	(2,513)
Net increase (decrease)	(68)	(147)	$ (868)	$ (1,908)
Class C
Shares sold	479	721	$ 6,219	$ 9,405
Reinvestment of distributions	40	39	521	501
Shares redeemed	(533)	(487)	(6,833)	(6,281)
Net increase (decrease)	(14)	273	$ (93)	$ 3,625
New York Municipal Income
Shares sold	25,101	27,629	$ 324,712	$ 358,403
Reinvestment of distributions	3,806	4,003	49,276	52,003
Shares redeemed	(21,372)	(38,771)	(274,892)	(496,938)
Net increase (decrease)	7,535	(7,139)	$ 99,096	$ (86,532)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Institutional Class
Shares sold	304	713	$ 3,957	$ 9,276
Reinvestment of distributions	21	20	269	258
Shares redeemed	(221)	(392)	(2,825)	(4,969)
Net increase (decrease)	104	341	$ 1,401	$ 4,565

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	03/12/2012	03/09/2012	$0.011

The fund hereby designates as a capital gain dividend with the respect to the taxable year end January 31, 2012, $1,771,074 or if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 2.21% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNMI-UANN-0312
1.789706.109

Fidelity®

New York Municipal Income
Fund

Annual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® New York Municipal Income Fund	13.02%	5.40%	5.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New York Municipal Income Fund, a class of the fund, on January 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a double-digit return for the 12 months ending January 31, 2012, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 14.10%, significantly outpacing the 8.66% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. From the outset of the period, munis began what ultimately proved to be a virtually uninterrupted year-long rally. Demand for munis surged, as predicted widespread defaults didn't materialize and the fiscal health of issuers improved. Munis gathered additional strength in the summer of 2011, when a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand, as U.S. investors sought haven against global economic uncertainty. The muni rally stalled somewhat in October and November, due in part to proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. The market staged a strong rebound in December, and January was even better because subdued issuance of new bonds - characteristic of the entire period - was met with robust demand, as proceeds from munis maturing at the end of 2011, as well as coupon payments, resulted in a wave of cash coming into the market.

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund: For the year, the fund's Retail Class shares returned 13.02%, while the Barclays Capital New York 4+ Year Enhanced Municipal Bond Index rose 14.63%. The fund's yield-curve positioning and overweighting in bonds that were candidates for refunding were the primary detractors. In terms of its yield-curve positioning, underweighting 10-year bonds hurt relative performance, because they were among the market's best performers due to strong demand. An overweighting in bonds that were candidates for refunding hurt, because the group didn't fare as well as I had hoped given that they typically had shorter maturities and were callable. In contrast, out-of-benchmark exposure to Puerto Rico bonds was a plus. These securities outperformed, as investors sought the bonds' high yields and triple-tax-exempt benefits amid an improving fiscal outlook for the U.S. territory.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Class A	.76%
Actual		$ 1,000.00	$ 1,069.70	$ 3.96
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.72%
Actual		$ 1,000.00	$ 1,069.90	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.58	$ 3.67
Class B	1.38%
Actual		$ 1,000.00	$ 1,065.60	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 7.02
Class C	1.52%
Actual		$ 1,000.00	$ 1,065.70	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,071.30	$ 2.40
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,071.00	$ 2.77
HypotheticalA		$ 1,000.00	$ 1,022.53	$ 2.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	24.1	24.2
Special Tax	22.8	21.9
Transportation	13.3	12.9
Education	10.7	12.8
Water & Sewer	10.3	10.0
Weighted Average Maturity as of January 31, 2012
		6 months ago
Years	5.4	6.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	7.2	8.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
AAA 15.1%	AAA 15.2%
AA,A 75.1%	AA,A 75.4%
BBB 5.5%	BBB 5.0%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.4%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount (000s)	Value (000s)
New York - 90.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,334
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,502
5% 12/1/22	1,000	1,235
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.) Series 2007 A1, 5% 8/1/12	500	509
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 100)	8,940	9,062
5.75% 5/1/20 (Pre-Refunded to 5/1/12 @ 100)	1,400	1,419
5.75% 5/1/21 (Pre-Refunded to 5/1/12 @ 100)	1,755	1,779
5.75% 5/1/22 (Pre-Refunded to 5/1/12 @ 100)	4,900	4,967
5.75% 5/1/23 (Pre-Refunded to 5/1/12 @ 100)	1,000	1,014
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,520
5.75% 5/1/19 (FSA Insured)	5,000	5,436
5.75% 5/1/23 (FSA Insured)	9,620	10,364
5.75% 5/1/25 (FSA Insured)	2,000	2,151
5.75% 5/1/26 (FSA Insured)	8,985	9,645
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,807
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	4,168
5.75% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	1,000	1,068
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,485	3,560
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,075
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,777
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A:
5% 2/1/12	1,000	1,000
5% 2/1/14	1,035	1,102
Series 2009 B, 5.25% 2/1/39	1,200	1,292
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,157
5.25% 7/1/18	1,090	1,243
5.25% 7/1/19	1,100	1,256
5.75% 7/1/39	6,500	6,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	$ 10,000	$ 11,291
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	910
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	20,195
Series 2006 E, 5% 12/1/17	10,000	11,665
Series 2009 A:
5.75% 4/1/39	6,500	7,454
6.25% 4/1/33	1,655	1,975
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,686
5% 7/1/25	1,000	1,199
5% 7/1/26	1,150	1,368
5% 7/1/27	1,630	1,920
5% 7/1/28	1,015	1,195
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,065
5.75% 7/1/31	3,025	3,091
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,065
5.5% 7/1/23	5,000	5,103
Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	3,000	3,234
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,020
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005, 5% 8/1/13	1,650	1,737
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,012
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,737
5% 7/1/22	5,500	6,386
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110	6,548
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	45	48
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 O, 5% 6/1/22	$ 5,000	$ 5,628
Series 2006 A, 5% 8/1/19	3,000	3,410
Series 2006 I1, 5% 4/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395	2,757
Series 2008 A1, 5.25% 8/15/27	15,000	17,750
Series 2008 D1, 5.125% 12/1/23	5,000	5,882
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,811
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	2,997
5.25% 11/1/37	9,590	9,794
(Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,286
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,048
Series 2002 A, 5.125% 6/15/34	16,500	16,732
Series 2003 A, 5.125% 6/15/34	4,200	4,259
Series 2003 E, 5% 6/15/34	2,000	2,087
Series 2005 D:
5% 6/15/37	16,090	17,522
5% 6/15/38	20,050	21,821
5% 6/15/39	3,755	4,085
5% 6/15/39	2,800	3,046
Series 2007 DD:
4.75% 6/15/35	3,000	3,196
4.75% 6/15/36	1,000	1,062
Series 2008 AA, 5% 6/15/27	10,000	11,291
Series 2009 A, 5.75% 6/15/40	10,025	11,713
Series 2009 DD, 6% 6/15/40	1,115	1,319
Series 2009 EE, 5.25% 6/15/40	8,500	9,499
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,629
Series 2009 GG, 5.25% 6/15/40	10,000	11,176
Series 2009 GG1, 5.25% 6/15/32	5,000	5,753
Series 2011 EE:
5.375% 6/15/40	2,310	2,659
5.375% 6/15/43	11,400	13,064
5.5% 6/15/43	4,375	5,073
Series 2012 CC, 5% 6/15/45	5,000	5,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	$ 3,000	$ 3,189
Series 2008 S1, 5% 1/15/34	10,000	10,822
Series 2009 S1:
5.5% 7/15/31	5,000	5,788
5.5% 7/15/38	2,900	3,232
5.625% 7/15/38	2,900	3,271
Series 2009 S2, 6% 7/15/38	7,500	8,739
Series 2009 S3:
5.25% 1/15/26	1,000	1,181
5.25% 1/15/39	3,400	3,729
5.375% 1/15/34	13,435	15,056
Series 2009 S4:
5.5% 1/15/34	1,000	1,148
5.5% 1/15/39	6,700	7,494
5.75% 1/15/39	2,900	3,297
Series 2009 S5, 5.25% 1/15/39	10,180	11,165
Series 2012 S1 A, 5.25% 7/15/37	11,500	13,077
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,920
Series 2003 D, 5.25% 2/1/17 (Pre-Refunded to 2/1/13 @ 100)	9,385	9,856
Series 2004 B, 5% 8/1/32	5,000	5,208
Series 2004 C:
5% 2/1/28	15,000	16,049
5% 2/1/33 (FGIC Insured)	7,350	7,778
Series 2011 A, 5.5% 11/15/17 (FGIC Insured)	6,725	6,997
Series A, 5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100)	1,100	1,145
Series D:
5.25% 2/1/19 (Pre-Refunded to 2/1/13 @ 100)	7,050	7,400
5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100)	4,185	4,393
5% 2/1/31	19,515	20,079
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	510	534
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	2,810	3,015
New York City Trust Cultural Resources Rev.:
(Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,836
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,230
Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (b)	4,000	4,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	$ 30,000	$ 31,010
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	5,045
5% 12/15/31	10,000	11,119
Series 2006 D:
5% 3/15/20	3,500	4,097
5% 3/15/36	3,320	3,573
Series 2007 A:
5% 3/15/32	3,700	4,056
5% 3/15/37	1,700	1,824
Series 2008 A, 5% 3/15/24	5,000	5,875
Series 2008 B:
5.25% 3/15/38	1,500	1,684
5.75% 3/15/36	10,500	12,294
Series 2009 A:
5% 2/15/34	15,500	17,234
5% 2/15/39	20,355	22,363
5.25% 2/15/23	7,940	9,766
Series 2011 A, 5% 3/15/21	10,000	12,670
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	3,385	3,524
5.75% 7/1/13 (AMBAC Insured)	1,705	1,774
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,114
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	3,113
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,358
5% 7/1/37	6,000	6,716
Series 2009 A:
5% 7/1/22	445	533
5% 7/1/23	1,315	1,567
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,258
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	2,050
5% 7/1/17	2,080	2,351
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,115	$ 5,516
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	16,110
5.5% 5/15/21 (AMBAC Insured)	10,000	12,481
5.5% 5/15/28	2,700	3,475
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	1,375	1,465
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	2,033
5% 7/1/14	1,510	1,637
5% 7/1/16	1,130	1,283
5% 7/1/20	5,435	5,944
Series 2007 A, 5% 7/1/12	1,530	1,555
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,373
6% 7/1/40	4,000	4,372
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,036
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	758
5.5% 7/1/19 (AMBAC Insured)	1,705	1,711
5.5% 7/1/20 (AMBAC Insured)	860	863
Series 2008 A, 5.25% 7/1/48	11,930	13,069
Series 2008 B, 5.25% 7/1/48	8,000	8,764
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	8,085	9,035
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,272
5% 5/1/21	1,315	1,473
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,677
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,185
6.125% 12/1/29	1,000	1,044
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,192
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/21	$ 1,500	$ 1,779
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	16,643
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,825	11,175
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,526
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,684
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500	516
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,385
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	20,045
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	7,000	7,535
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,748
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,325
5.5% 3/1/39	2,500	2,742
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,442
5% 7/1/39	19,005	20,052
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,771
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	1,095	1,147
6% 7/1/15	1,160	1,213
6% 7/1/16	1,230	1,283
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	45	45
5.375% 7/1/17 (AMBAC Insured)	20	20
Bonds Series 2002 B, 6%, tender 5/15/12 (b)	11,000	11,176
Series 1:
4% 7/1/21 (a)	1,000	1,146
5% 7/1/21 (a)	1,000	1,230
5% 7/1/23 (a)	1,350	1,638
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,260	31,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2002 B:
6% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,775	$ 2,874
6% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,753
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,683
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,914
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	2,003
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,269
Series 2010 A:
5% 7/1/19	1,500	1,715
5% 7/1/21	7,000	7,967
5% 7/1/22	6,000	6,748
Series 2010, 5% 7/1/41	12,000	13,497
Series 2011 A:
5% 5/1/18	1,000	1,172
5% 5/1/20	5,590	6,653
5% 5/1/21	3,140	3,744
5% 5/1/22	2,350	2,766
Series A, 5.75% 7/1/18	5,000	5,768
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	509
Series 2002 D, 5.125% 6/15/31	6,900	6,988
Series 2003 I, 5% 6/15/24	2,000	2,114
Series 2004 F, 5% 6/15/34	4,825	5,180
Series 2004 D, 5% 2/15/34	12,150	13,105
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	65	65
Series E, 6.5% 6/15/14	60	60
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	760	778
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,913
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	10,000	10,835
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	$ 13,575	$ 14,115
Series 2009 A:
5.5% 11/15/39	10,400	11,533
5.625% 11/15/39	6,000	6,698
Series 2009 B, 5% 11/15/34	19,560	21,740
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,405
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	6,251
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,272
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,473
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,444
Series 2005 G, 5% 11/15/21	3,200	3,802
Series 2007 B:
5% 11/15/26	8,185	9,066
5% 11/15/28	2,235	2,443
Series 2008 A, 5.25% 11/15/36	15,000	16,192
Series 2008 C, 6.5% 11/15/28	9,670	11,920
Series 2011 A:
5% 11/15/18	1,000	1,196
5% 11/15/22	1,500	1,785
Series 2011 D:
5% 11/15/20	2,000	2,397
5% 11/15/24	6,590	7,718
5% 11/15/25	5,000	5,847
5.5% 11/15/18	2,000	2,326
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,590
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,795
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (b)(c)	11,800	11,851
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	2,050	1,782
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	3,031
5.25% 1/1/27	6,570	7,358
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Gen. Rev.: - continued
Series 2007 H:
5% 1/1/21	$ 5,755	$ 6,650
5% 1/1/25	13,000	14,821
5% 1/1/26	4,000	4,556
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17	9,660	11,132
5.5% 4/1/20 (AMBAC Insured)	27,375	35,249
Series 2007 B, 5% 4/1/27	6,750	7,571
New York Thruway Auth. Personal Income Tax Rev.:
Series 2007 A:
5.25% 3/15/24	4,180	4,935
5.25% 3/15/25	8,000	9,426
5.25% 3/15/26	12,080	14,184
Series 2010 A, 5% 3/15/21	10,000	12,534
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,891
Series 2011 A2:
5% 4/1/21	2,385	2,983
5% 4/1/23	6,000	7,292
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,647
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	5,294
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	7,169
5% 1/1/24 (FSA Insured)	5,975	6,933
Series 2011 A, 5% 3/15/22	10,000	12,527
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	115
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,164
7.5% 3/1/17 (Escrowed to Maturity)	100	134
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,357
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,042
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	$ 5,000	$ 5,577
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	680	707
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,118
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22 (Pre-Refunded to 11/1/12 @ 100)	4,305	4,491
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,145
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,458
5.25% 6/1/22 (AMBAC Insured)	8,070	8,519
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,052
5.5% 6/1/19	4,600	4,922
Series 2003 B, 5.5% 6/1/18	1,250	1,272
Series 2003 B1, 5.5% 6/1/18 (Pre-Refunded to 6/1/12 @ 100)	2,550	2,594
Series 2003B 1C:
5.5% 6/1/19	13,620	14,575
5.5% 6/1/20	16,000	17,097
5.5% 6/1/21	12,070	12,879
5.5% 6/1/22	9,700	10,332
Series 2011, 5% 6/1/16	16,215	18,709
Triborough Bridge & Tunnel Auth. Revs. (MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,846
Series 2007 A, 5% 11/15/27	6,410	7,316
Series 2008 A:
5% 11/15/37	22,500	25,141
5.25% 11/15/38	14,500	16,391
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,000	5,524
5.125% 9/1/40	8,055	8,623
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,323
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	$ 1,130	$ 1,254
6% 6/1/41	5,000	5,383
		1,768,747
New York & New Jersey - 3.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000	3,011
136th Series, 5.25% 11/1/16 (c)	4,510	4,952
141st Series:
5% 9/1/18 (c)	6,045	6,708
5% 9/1/21 (CIFG North America Insured) (c)	4,600	5,009
147th Series, 5% 10/15/17 (c)	5,000	5,799
163rd Series, 5% 7/15/35	25,000	28,111
166th Series, 5% 1/15/41	5,400	6,044
85th Series, 5.375% 3/1/28	6,280	8,043
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,000	5,537
		73,214
Puerto Rico - 1.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,111
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	1,128
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	4,702
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,707
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,582
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,144
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,140
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	33,500	6,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2007 A:
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,650	$ 259
0% 8/1/47 (AMBAC Insured)	2,400	333
Series 2009 A, 6% 8/1/42	2,900	3,268
		29,001
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,454
5% 10/1/17	2,750	3,065
		7,519
TOTAL MUNICIPAL BONDS (Cost $1,746,790)		1,878,481
Municipal Notes - 0.3%

New York - 0.3%
Suffolk County Gen. Oblig. TAN Series 2012 II, 2% 7/12/12 (Cost $5,422)	5,400	5,435
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,752,212)		1,883,916
NET OTHER ASSETS (LIABILITIES) - 3.4%		66,662
NET ASSETS - 100%		$ 1,950,578
Security Type Abbreviations
TAN	-	TAX ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	24.1%
Special Tax	22.8%
Transportation	13.3%
Education	10.7%
Water & Sewer	10.3%
Other	6.4%
Health Care	5.7%
Others* (Individually Less Than 5%)	6.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,752,212)		$ 1,883,916
Cash		52,323
Receivable for fund shares sold		2,796
Interest receivable		19,249
Prepaid expenses		3
Other receivables		3
Total assets		1,958,290

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,941
Payable for fund shares redeemed	1,186
Distributions payable	1,618
Accrued management fee	586
Distribution and service plan fees payable	41
Other affiliated payables	289
Other payables and accrued expenses	51
Total liabilities		7,712

Net Assets		$ 1,950,578
Net Assets consist of:
Paid in capital		$ 1,819,946
Distributions in excess of net investment income		(2,538)
Accumulated undistributed net realized gain (loss) on investments		1,466
Net unrealized appreciation (depreciation) on investments		131,704
Net Assets		$ 1,950,578

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($43,005 ÷ 3,171.9 shares)	$ 13.56

Maximum offering price per share (100/96.00 of $13.56)	$ 14.12
Class T: Net Asset Value and redemption price per share ($8,688 ÷ 640.2 shares)	$ 13.57

Maximum offering price per share (100/96.00 of $13.57)	$ 14.14
Class B: Net Asset Value and offering price per share ($3,607 ÷ 266.2 shares)A	$ 13.55

Class C: Net Asset Value and offering price per share ($34,329 ÷ 2,532.0 shares)A	$ 13.56

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,844,731 ÷ 136,017.3 shares)	$ 13.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,218 ÷ 1,197.0 shares)	$ 13.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2012

Investment Income
Interest		$ 73,395

Expenses
Management fee	$ 6,541
Transfer agent fees	1,320
Distribution and service plan fees	464
Accounting fees and expenses	331
Custodian fees and expenses	21
Independent trustees' compensation	7
Registration fees	82
Audit	55
Legal	9
Miscellaneous	17
Total expenses before reductions	8,847
Expense reductions	(15)	8,832
Net investment income (loss)		64,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,735
Change in net unrealized appreciation (depreciation) on investment securities		154,364
Net gain (loss)		156,099
Net increase (decrease) in net assets resulting from operations		$ 220,662

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,563	$ 72,358
Net realized gain (loss)	1,735	6,167
Change in net unrealized appreciation (depreciation)	154,364	(58,519)
Net increase (decrease) in net assets resulting from operations	220,662	20,006
Distributions to shareholders from net investment income	(67,040)	(72,377)
Distributions to shareholders from net realized gain	(4,341)	(296)
Total distributions	(71,381)	(72,673)
Share transactions - net increase (decrease)	105,832	(81,293)
Redemption fees	24	32
Total increase (decrease) in net assets	255,137	(133,928)

Net Assets
Beginning of period	1,695,441	1,829,369
End of period (including distributions in excess of net investment income of $2,538 and undistributed net investment income of $84, respectively)	$ 1,950,578	$ 1,695,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.433	.459	.454	.449	.446
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.521)	.134
Total from investment operations	1.563	.112	1.014	(.072)	.580
Distributions from net investment income	(.451)	(.460)	(.454)	(.451)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.483)	(.462)	(.454)	(.458)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	12.79%	.79%	8.39%	(.49)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.76%	.75%	.77%	.75%	.73%
Expenses net of fee waivers, if any	.76%	.75%	.77%	.75%	.73%
Expenses net of all reductions	.76%	.75%	.77%	.74%	.70%
Net investment income (loss)	3.34%	3.54%	3.60%	3.67%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$ 43	$ 33	$ 35	$ 21	$ 13
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.84	$ 12.28	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) C	.437	.463	.459	.452	.446
Net realized and unrealized gain (loss)	1.130	(.348)	.561	(.520)	.134
Total from investment operations	1.567	.115	1.020	(.068)	.580
Distributions from net investment income	(.455)	(.463)	(.460)	(.455)	(.446)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.487)	(.465)	(.460)	(.462)	(.480)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.57	$ 12.49	$ 12.84	$ 12.28	$ 12.81
Total Return A,B	12.81%	.81%	8.43%	(.46)%	4.67%
Ratios to Average Net Assets D
Expenses before reductions	.73%	.73%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.73%	.73%	.73%	.72%	.72%
Expenses net of all reductions	.73%	.73%	.73%	.71%	.70%
Net investment income (loss)	3.37%	3.56%	3.64%	3.70%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 8	$ 9	$ 8	$ 5
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.350	.376	.372	.370	.358
Net realized and unrealized gain (loss)	1.121	(.347)	.571	(.533)	.134
Total from investment operations	1.471	.029	.943	(.163)	.492
Distributions from net investment income	(.369)	(.377)	(.373)	(.370)	(.358)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.401)	(.379)	(.373)	(.377)	(.392)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.48	$ 12.83	$ 12.26	$ 12.80
Total Return A,B	11.99%	.15%	7.79%	(1.23)%	3.95%
Ratios to Average Net Assets D
Expenses before reductions	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of fee waivers, if any	1.39%	1.40%	1.42%	1.41%	1.42%
Expenses net of all reductions	1.39%	1.40%	1.41%	1.40%	1.40%
Net investment income (loss)	2.71%	2.89%	2.95%	3.01%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 6	$ 7	$ 8
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.48	$ 12.83	$ 12.27	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) C	.334	.358	.357	.357	.347
Net realized and unrealized gain (loss)	1.130	(.347)	.560	(.522)	.134
Total from investment operations	1.464	.011	.917	(.165)	.481
Distributions from net investment income	(.352)	(.359)	(.357)	(.358)	(.347)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.384)	(.361)	(.357)	(.365)	(.381)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.48	$ 12.83	$ 12.27	$ 12.80
Total Return A,B	11.93%	.01%	7.57%	(1.24)%	3.86%
Ratios to Average Net Assets D
Expenses before reductions	1.53%	1.53%	1.54%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.54%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.50%	1.48%
Net investment income (loss)	2.58%	2.76%	2.83%	2.91%	2.74%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 32	$ 29	$ 19	$ 16
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 12.83	$ 12.27	$ 12.81	$ 12.71
Income from Investment Operations
Net investment income (loss) B	.471	.497	.491	.486	.479
Net realized and unrealized gain (loss)	1.120	(.338)	.560	(.533)	.134
Total from investment operations	1.591	.159	1.051	(.047)	.613
Distributions from net investment income	(.489)	(.497)	(.491)	(.486)	(.479)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.521)	(.499)	(.491)	(.493)	(.513)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.56	$ 12.49	$ 12.83	$ 12.27	$ 12.81
Total Return A	13.02%	1.16%	8.71%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.47%	.47%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.47%	.47%
Expenses net of all reductions	.47%	.47%	.47%	.46%	.44%
Net investment income (loss)	3.64%	3.82%	3.89%	3.95%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,845	$ 1,604	$ 1,740	$ 1,428	$ 1,480
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 12.82	$ 12.26	$ 12.80	$ 12.70
Income from Investment Operations
Net investment income (loss) B	.462	.487	.485	.479	.479
Net realized and unrealized gain (loss)	1.130	(.347)	.561	(.527)	.133
Total from investment operations	1.592	.140	1.046	(.048)	.612
Distributions from net investment income	(.480)	(.488)	(.486)	(.485)	(.478)
Distributions from net realized gain	(.032)	(.002)	-	(.007)	(.034)
Total distributions	(.512)	(.490)	(.486)	(.492)	(.512)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.55	$ 12.47	$ 12.82	$ 12.26	$ 12.80
Total Return A	13.05%	1.01%	8.67%	(.29)%	4.94%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.52%	.48%	.47%
Expenses net of fee waivers, if any	.53%	.53%	.52%	.48%	.47%
Expenses net of all reductions	.53%	.53%	.52%	.47%	.44%
Net investment income (loss)	3.57%	3.76%	3.85%	3.94%	3.78%
Supplemental Data
Net assets, end of period (in millions)	$ 16	$ 14	$ 10	$ 5	$ 2
Portfolio turnover rate	11%	10%	4%	17%	13%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, market discount and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 132,075
Gross unrealized depreciation	(345)
Net unrealized appreciation (depreciation) on securities and other investments	$ 131,730

Tax Cost	$ 1,752,186

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 1,395
Net unrealized appreciation (depreciation)	$ 131,730

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 67,040	$ 72,377
Long-term Capital Gains	4,341	296
Total	$ 71,381	$ 72,673

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $243,538 and $183,926, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 91	$ 4
Class T	-%	.25%	20	-
Class B	.65%	.25%	34	25
Class C	.75%	.25%	319	59
			$ 464	$ 88

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	5
Class B*	6
Class C *	2
$ 33

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 41.11
Class T	7.08
Class B	4.10
Class C	43.14
New York Municipal Income	1,205.07
Institutional Class	20.14
	$ 1,320

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations**	Reimbursement from adviser

Class C	1.55%	$ 2
Institutional Class	.55%	-*

* Amount of reimbursement for Institutional Class totaled two hundred eighty two dollars.

** Effective April 1, 2011 the expense limitation were discontinued.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2012	2011
From net investment income
Class A	$ 1,262	$ 1,295
Class T	282	328
Class B	109	145
Class C	866	903
New York Municipal Income	64,000	69,168
Institutional Class	521	538
Total	$ 67,040	$ 72,377

Annual Report

8. Distributions to Shareholders - continued

Years ended January 31,	2012	2011
From net realized gain
Class A	$ 85	$ 6
Class T	20	1
Class B	10	1
Class C	78	5
New York Municipal Income	4,114	280
Institutional Class	34	3
Total	$ 4,341	$ 296

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Class A
Shares sold	946	843	$ 12,308	$ 10,950
Reinvestment of distributions	69	67	896	864
Shares redeemed	(526)	(987)	(6,767)	(12,753)
Net increase (decrease)	489	(77)	$ 6,437	$ (939)
Class T
Shares sold	85	170	$ 1,135	$ 2,210
Reinvestment of distributions	18	20	228	257
Shares redeemed	(117)	(199)	(1,504)	(2,571)
Net increase (decrease)	(14)	(9)	$ (141)	$ (104)
Class B
Shares sold	6	40	$ 79	$ 515
Reinvestment of distributions	5	7	67	90
Shares redeemed	(79)	(194)	(1,014)	(2,513)
Net increase (decrease)	(68)	(147)	$ (868)	$ (1,908)
Class C
Shares sold	479	721	$ 6,219	$ 9,405
Reinvestment of distributions	40	39	521	501
Shares redeemed	(533)	(487)	(6,833)	(6,281)
Net increase (decrease)	(14)	273	$ (93)	$ 3,625
New York Municipal Income
Shares sold	25,101	27,629	$ 324,712	$ 358,403
Reinvestment of distributions	3,806	4,003	49,276	52,003
Shares redeemed	(21,372)	(38,771)	(274,892)	(496,938)
Net increase (decrease)	7,535	(7,139)	$ 99,096	$ (86,532)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2012	2011	2012	2011
Institutional Class
Shares sold	304	713	$ 3,957	$ 9,276
Reinvestment of distributions	21	20	269	258
Shares redeemed	(221)	(392)	(2,825)	(4,969)
Net increase (decrease)	104	341	$ 1,401	$ 4,565

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 13, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Retail Class	03/12/2012	03/09/2012	$0.011

The fund hereby designates as a capital gain dividend with the respect to the taxable year end January 31, 2012, $1,771,074 or if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012,100% of the fund's income dividends was free from federal income tax, and 2.21% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity New York Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the first quartile for all the periods shown. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2010 and the total expense ratio of Class C ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the funds and classes in the Total Mapped Group that have a similar sales load structure to Class C have a range of 12b-1 fees, and, when compared to a subset of funds with the same 12b-1 fee, Class C ranked below the median for 2010. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-UANN-0312
1.789711.109

Item 2. Code of Ethics

As of the end of the period, January 31, 2012, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$43,000	$-	$4,600	$600

January 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$44,000	$-	$4,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2012A	January 31, 2011A
Audit-Related Fees	$612,000	$645,000
Tax Fees	$-	$-
All Other Fees	$635,000	$705,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2012 A	January 31, 2011 A
Deloitte Entities	$1,350,000	$1,450,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2012